Note 6 - Leases - Schedule of Lessee Assets and Liabilities 1 (Details) (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities, Current [Abstract]
Accrued Expenses and Other Current Liabilities	$ 5,178	$ 6,585	$ 9,764
Operating Lease, Liability, Current, Statement of Financial Position		Accrued Expenses and Other Current Liabilities	Accrued Expenses and Other Current Liabilities